Significant Accounting Policies (Details) - Schedule of net income (loss) per share - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Net Income Loss Per Share [Abstract]
Net Income	$ 1,120,611	$ (5,010)	$ (3,559)	$ 1,233,352
Accretion of common stock to redemption value	(1,322,195)			(29,388,057)
Net loss including accretion of common stock to redemption value	$ 201,584	$ 5,010	$ (3,559)	$ (28,154,705)